Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net loss	$ (439)	$ (97)	$ (260)
Currency Translation Adjustment	(1)	0	3
Defined Benefit Pension Plan:
Actuarial loss for pension plan	(24)	(7)	(4)
Less: amortization of actuarial loss to periodic pension cost	(3)	(2)	(2)
Defined benefit pension plan	(21)	(5)	(2)
Cash Flow Hedges:
Unrealized loss on interest rate hedges	0	(11)	(10)
Less: interest rate hedge losses to interest expense	(1)	(19)	(23)
Less: de-designation of interest rate hedges to interest expense	(17)	0	0
Cash flow hedges	18	8	13
Other comprehensive income (loss), before tax	(4)	3	14
Income tax expense (benefit) related to items of other comprehensive income	2	(1)	0
Other comprehensive income (loss), net of tax	(2)	2	14
Comprehensive loss	(441)	(95)	(246)
Less: comprehensive income attributable to noncontrolling	(2)	(2)	(2)
Comprehensive loss attributable to Domus Holdings and Realogy	$ (443)	$ (97)	$ (248)